Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based upon grant dates of equity awards or for the purpose of affecting the value of executive compensation. Annual equity grants under our long-term incentive program are generally made at the same time each year, typically at the Compensation Committee’s regularly scheduled meeting held each year in February, and awards to new hires or in connection with promotions or for retention are generally made at a regularly scheduled quarterly Compensation Committee meeting after the triggering event giving rise to the grant. During the year ended December 31, 2025, we did not grant options or option-like awards to our named executive officers.

Award Timing Method	Annual equity grants under our long-term incentive program are generally made at the same time each year, typically at the Compensation Committee’s regularly scheduled meeting held each year in February, and awards to new hires or in connection with promotions or for retention are generally made at a regularly scheduled quarterly Compensation Committee meeting after the triggering event giving rise to the grant. During the year ended December 31, 2025, we did not grant options or option-like awards to our named executive officers.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based upon grant dates of equity awards or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false